Description of Business and Organization - Consolidated assets and liabilities of Group VIEs (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable interest entity
Cash and cash equivalents	$ 101,960	¥ 709,823	¥ 1,034,385	¥ 453,425
Restricted cash	34,580	240,741	89,222	¥ 55,214
Accounts receivable, net	17,700	123,226	119,580
Inventories	385,019	2,680,428	1,712,740
Advances to suppliers	47,951	333,826	429,219
Prepayments and other current assets	61,925	431,107	133,551
Amounts due from related parties	4	30	13,284
Total current assets	649,472	4,521,499	3,626,645
Property and equipment, net	12,039	83,816	56,698
Intangible asset, net	1,492	10,390	12,267
Investment in equity investee	10,284	71,595	2,859
Deferred tax assets	15,317	106,637	51,214
Goodwill	3,384	23,560	20,413
Operating lease right-of-use assets	22,885	159,321
Other non-current assets	2,418	16,806	19,030
Total non-current assets	68,332	475,697	165,281
Total assets	717,804	4,997,196	3,791,926
Short-term borrowings and current portion of long-term borrowings	22,911	159,500	134,324
Accounts payable	81,738	569,045	498,579
Advances from customers	8,205	57,122	66,954
Income tax payable	15,888	110,615	47,278
Accrued expenses and other current liabilities	128,659	895,694	305,436
Deferred revenue	14,072	97,965	62,478
Operating lease liabilities(including operating lease liabilities of consolidated VIEs without recourse to the Company of nil and RMB32,602 as of December 31, 2018 and 2019, respectively. Note 1)	5,546	38,608
Total current liabilities	277,089	1,929,037	1,116,613
Long-term borrowings	174,560	1,215,249	1,151,560
Operating lease liabilities (including operating lease liabilities of consolidated VIEs without recourse to the Company of nil and RMB108,672 as of December 31, 2018 and 2019, respectively. Note 1)	16,344	113,782
Long-term liabilities	11,110	77,344	14,240
Total non-current liabilities	202,014	1,406,375	1,165,800
Total liabilities	$ 479,103	3,335,412	2,282,413
VIEs
Variable interest entity
Cash and cash equivalents		686,091	543,525
Restricted cash		150,050
Accounts receivable, net		82,943	119,563
Inventories		2,606,739	1,661,056
Advances to suppliers		176,317	329,741
Prepayments and other current assets		399,717	103,056
Amounts due from related parties		11	12,898
Total current assets		4,101,868	2,769,839
Property and equipment, net		55,476	41,758
Intangible asset, net		10,390	12,267
Restricted cash		3,572	2,800
Investment in equity investee		29,699	2,859
Deferred tax assets		65,716	35,029
Goodwill		23,560	20,413
Operating lease right-of-use assets		147,819
Other non-current assets		13,606	5,188
Total non-current assets		349,838	120,314
Total assets		4,451,706	2,890,153
Short-term borrowings and current portion of long-term borrowings		159,500	134,324
Accounts payable		324,069	384,280
Amount due to intercompany		2,501,418	1,882,797
Amount due to related parties		330	1,561
Advances from customers		30,707	63,684
Income tax payable		91,516	42,699
Accrued expenses and other current liabilities		807,348	235,461
Deferred revenue		97,859	62,372
Operating lease liabilities(including operating lease liabilities of consolidated VIEs without recourse to the Company of nil and RMB32,602 as of December 31, 2018 and 2019, respectively. Note 1)		32,602
Total current liabilities		4,045,349	2,807,178
Long-term borrowings		30,000
Operating lease liabilities (including operating lease liabilities of consolidated VIEs without recourse to the Company of nil and RMB108,672 as of December 31, 2018 and 2019, respectively. Note 1)		108,672
Long-term liabilities		9,165	14,240
Total non-current liabilities		147,837	14,240
Total liabilities		¥ 4,193,186	¥ 2,821,418